Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands				12 Months Ended
	Nov. 28, 2017	Mar. 29, 2017	Dec. 06, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments and Financial Risk Management (Details) [Line Items]
Increase/decrease functional currency (in Dollars)				$ 27	$ 244	$ 24
Financial liabilities due to payable (in Dollars)				1,435	1,131
Unrealized profit or loss for assets held (in Dollars)				$ 105
Expected term				7 years
Weighted average cost of capital percentage				20.90%
Change in fair value of percentage				10.00%
Change in fair value of amount (in Dollars)				$ 142	$ 148	$ 3,502
Probability for the occurrence percentage				25.00%
Change in fair value of anti-dilution (in Dollars)				$ 116
Linkury [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Change in fair value of percentage				5.00%
Change in fair value of amount (in Dollars)				$ 55
Warrants [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility			82.19%
Risk free interest			0.23%
Expected term			5 years 6 months
Warrants One [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility		84.49%
Risk free interest		0.19%
Expected term		5 years
Warrants Two [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility	85.23%
Risk free interest	0.32%
Expected term	5 years 6 months
Warrants Three [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				34.74%
Risk free interest				0.24%
Expected term				3 years
Warrants Four [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				34.74%
Risk free interest				0.24%
Expected term				3 years
Warrants Five [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				22.90%
Risk free interest				0.12%
Expected term				116 days
Warrants Six [Member]
Financial Instruments and Financial Risk Management (Details) [Line Items]
Expected volatility				34.74%
Risk free interest				0.24%
Expected term				3 years